May 11, 2009

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	GuideStone Funds: Inflation Protected Bond Fund – Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the above-named series of GuideStone Funds, a Delaware statutory trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A (the “Post Effective Amendment”). The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Trust.

The Trust is filing the Post-Effective Amendment to add the Inflation Protected Bond Fund (“Fund”) as a new series of the Trust. The Fund has substantially conformed the prospectus and statement of additional information (“SAI”) in the Post Effective Amendment to the Trust’s combined prospectus and SAI contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement as filed with the SEC on April 27, 2009. Accordingly, we request that the SEC staff use the limited review procedures of Securities Act Release No. 6510 (Feb. 15, 1984).

Prospectus.    There are no material differences from the prospectus filed in the Amendment as compared to the disclosure regarding the Fund’s adviser, service providers and other shareholder information in the combined prospectus filed with Post Effective Amendment No. 22. The only disclosure that has not been previously reviewed by the staff is disclosure that is unique to the Fund, including disclosure regarding the Fund’s investment objective, principal investment strategies, principal risks, and fees and expenses.

Statement of Additional Information.    There are no material differences from the SAI filed in the Post Effective Amendment as compared to the SAI filed in Post Effective Amendment No. 22. Disclosure has been added to the SAI to reflect the addition of the new series to the Trust, where applicable.

Please note that the Trust plans on filing an additional, subsequent amendment under Rule 485(a) to complete certain information related to the Fund’s sub-adviser.

U.S. Securities and Exchange Commission

May 11, 2009

Please also note that in light of the requested limited review, and in order to achieve certain business objectives, the Trust would like to seek acceleration of the effective date of Post Effective Amendment No. 23 to June 15, 2009, or as soon thereafter as practicable. We intend to call the Trust’s SEC Reviewer to discuss the possibility of doing so.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9220.

Sincerely,

/s/ Eric S. Purple

Eric S. Purple

Enclosure